Property and Equipment - Schedule of Property and Equipment (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Schedule of Property and Equipment [Line Items]
Less: Accumulated depreciation	$ (26,604,770)	$ (23,343,499)
Total property and equipment, net	2,653,810	5,493,171
Rental vehicles [Member]
Schedule of Property and Equipment [Line Items]
Property and equipment, gross	26,899,522	26,747,580
Furniture and fixtures [Member]
Schedule of Property and Equipment [Line Items]
Property and equipment, gross	1,479,966	1,290,201
Leasehold Improvements [Member]
Schedule of Property and Equipment [Line Items]
Property and equipment, gross	$ 879,092	$ 798,889